Related Party Transactions (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable from related parties	$ 151,612	$ 53,791
JURV [Member]
Accounts receivable from related parties		53,791
Beijing Xuete [Member]
Accounts receivable from related parties	34,310
Shenzhen Boruiju [Member]
Accounts receivable from related parties	35,889
Dongguan Artist Network [Member]
Accounts receivable from related parties	21,807
Hangzhou Guanding [Member]
Accounts receivable from related parties	21,807
Hangzhou Jituji [Member]
Accounts receivable from related parties	$ 37,799